Shareholders' Equity (Details) $ in Millions		3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 27, 2022 shares	Mar. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 € / shares shares	Aug. 31, 2020 USD ($)
Class of Stock [Line Items]
Preferred shares, shares authorized								3,000,000	3,000,000	0
Common shares issued							394,448,481
Cash distribution | $		$ 0	$ 1			$ 56
Senior secured prior tranche B-2 term loans
Class of Stock [Line Items]
Aggregate principal amount | $											$ 200
Profit Shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | € / shares								€ 0.00001	€ 0.00001	€ 0.00001
Shares authorized								800,000	800,000	800,000
Common shares issued								800,000	800,000	800,000
Ordinary shares outstanding								800,000	800,000	800,000
Cash distribution | $					$ 1	$ 1
Global Business Travel
Class of Stock [Line Items]
Committed preferred equity financing | $											150
Aggregate committed preferred equity financing | $											$ 300
Future commitments drawn until closing of business combination | $	$ 150
Cumulative dividends rate		12.00%		12.00%
Increase in cumulative dividends rate		14.00%		14.00%
Issuance of preferred shares								0	1,500,000
Preferred Stock Accrued Dividend | $		$ 5		$ 10
Voting ordinary shares authorized								40,000,000	40,000,000
Non-voting ordinary shares authorized								15,000,000	15,000,000
Preferred shares, shares authorized								3,000,000	3,000,000
Common shares, par value (in dollars per share) | € / shares								€ 0.00001	€ 0.00001
Voting ordinary shares outstanding								36,000,000	36,000,000
Non-voting ordinary shares outstanding									8,413,972
Common shares issued								36,000,000
Global Business Travel | Profit Shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | € / shares								€ 0.00001	€ 0.00001
Shares authorized								800,000	800,000
Common shares issued								800,000
Ordinary shares outstanding								800,000
Amex Coop and Juweel
Class of Stock [Line Items]
Issuance of preferred shares								500,000
Total consideration | $		$ 50		$ 150
Non-voting ordinary shares outstanding								8,413,972
Common shares issued								8,413,972